OTHER EXPENSE (INCOME)	6 Months Ended
Jun. 30, 2019
Other Operating Income (Expense) [Abstract]
OTHER EXPENSE (INCOME)
OTHER EXPENSE
A)    Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Other expense:
Bank charges	$3	$7	$8	$14
Bulyanhulu reduced operations program cost[1]	6	9	12	17
Insurance payment to Porgera JV	—	13	—	13
Litigation	9	(1)	19	26
Miscellaneous write-offs	—	3	2	4
Acacia - other	4	4	5	5
Other	—	9	8	18
Total other expense	$22	$44	$54	$97
Other income:
Gain on sale of long-lived assets	($12)	($2)	($12)	($48)
Other	(3)	(4)	(8)	(10)
Total other income	($15)	($6)	($20)	($58)
Total	7	38	34	39

[1]	Primarily relates to care and maintenance costs.

B)    Impairment Charges

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Impairment of non-current assets[1]	$12	$35	$15	$37
Impairment of intangibles[1]	—	24	—	24
Total	$12	$59	$15	$61

[1]	Refer to note 13 for further details.